Earnings Per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share
Earnings Per Share

Note 16 - Earnings Per Share

The Company presents earnings per share on a basic and diluted basis. Basic earnings per share have been computed by dividing net earnings by the weighted average number of shares outstanding. Diluted earnings per share has been computed by dividing net earnings by the weighted average number of shares outstanding including the dilutive effect of equity securities. The weighted average number of shares calculated for Diluted EPS excludes the potential common stock that would be exercised under the warrants granted to investors because of their anti-dilutive effect.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2011	2010	2011	2010
Net income	$3,412,442	$2,471,976	$4,791,282	$3,744,904

Weighted average common shares (denominator for basic earnings per share)	41,934,787	36,351,500	38,239,965	36,351,500

Effect of dilutive securities:	-	-	-	-

Weighted average common shares (denominator for basic earnings per share)	41,934,787	36,351,500	38,239,965	36,351,500

Basic earnings per share	$0.08	$0.07	$0.13	$0.10
Diluted earnings per share	$0.08	$0.07	$0.13	$0.10